Investments (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of Investments [Abstract]
Schedule of continuity of investments [Table Text Block]
Investments
Balance, March 31, 2023	$2,866
Additions	341
Unrealized gain on investments	3,743
Foreign exchange	24
Balance, March 31, 2024	$6,974
Additions	1,128
Unrealized gain on investments	16,115
Foreign exchange	229
Balance, September 30, 2024	$24,446